Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (2,177,641)	$ (802,463)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,297,710	636,921
Stock-based compensation	1,260,942	254,036
Loss on impairment of asset	74,483	173,500
Loss on exchange for stock	37,788
Gain on bargain purchase	(4,311,554)
Bad debt	174,252
Income tax benefit
Non-cash interest	45,711
Change in operating assets and liabilities:
Accounts receivable	(491,940)	(28,119)
Grants receivable	(511,127)	4,326
Inventory	(106,006)
Other current asset	2,813	(130,529)
Accounts payable	1,175,745	(27,628)
Accrued interest receivable - related party		(1,736)
Accrued liabilities	9,658	67,206
Advance grant payments	484,819	198,859
Accrued interest payable - other	(3,997)	208
Deferred liabilities	(74,474)	(56,789)
Net cash provided by (used in) operating activities	(3,112,818)	287,792
CASH FLOWS FROM INVESTING ACTIVITIES:
Issuance of notes receivable - related party	(59,819)	(912,392)
Cash paid for acquisitions net of cash acquired	(978,996)	(140,000)
Additions to property plant and equipment	(61,667)	(32,567)
Net cash used in investing activities	(1,100,482)	(1,084,959)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and issuance of warrants	1,324,936	2,860,946
Proceeds from debt	1,910,552	137,813
Repayment of debt	(181,038)	(52,731)
Repayment to related party	(87,369)	(20,088)
Net cash provided by financing activities	2,967,081	2,925,940
Effects of exchange rate changes on cash	5,386	(3,978)
Net increase (decrease) in cash and cash equivalents	(1,240,833)	2,124,795
Cash and cash equivalents at beginning of year	2,124,795
Cash and cash equivalents at end of year	883,962	2,124,795
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during period for interest	59,546	8,275
Cash paid during period for taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Original purchase discount on notes	154,266
Common stock issued for acquisition		4,505,486
Common stock issued for conversion of shareholder notes and accrued interest		1,287,564
Common stock issued for investments		322,360
Settlement of notes receivable in exchange for intangible assets - related party		805,204
Equity instruments to be issued for acquisition of patent license		$ 3,050,000